Concentration and Risks	12 Months Ended
Jun. 30, 2026
Concentration and Risks [Abstract]
Concentration and risks
5.	Concentration and risks

Concentration of foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only through authorized financial institutions at exchange rates set by the People’s Bank of China (the “PBOC”). Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other PRC foreign exchange regulatory bodies which require certain supporting documents in order to effect the remittances. As of June 30, 2025, the Group’s cash and cash equivalents, restricted cash and short-term investments denominated in RMB were RMB516,525, accounting for 81.5% of the Group’s total cash and cash equivalents, restricted cash and short-term investments from continuing operations. As of June 30, 2026, the Group’s cash and cash equivalents, restricted cash and short-term investments denominated in RMB were RMB566,323, accounting for 92.8% of the Group’s total cash and cash equivalents, restricted cash and short-term investments.

Concentration of customers and suppliers

One customer accounted for 37.5% of the Group’s total revenues for the years ended June 30, 2026. No other customer accounted for more than 10% of the Group’s total revenues during the same period. There were three and two customers individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2025 and 2026, respectively.

	As of June 30,
Accounts receivables, net	2025	2026

Customer A	32.8%	34.0%
Customer B	23.0%	*
Customer C	12.8%	*
Customer D	*	11.7%

*	The percentage was below 10% for the period.

Two suppliers accounted for 15.2% and 10.1%, respectively, of the Group’s total purchases for the year ended June 30, 2026. No other supplier accounted for more than 10% of the Group’s total purchases during the same period.

Credit and concentration risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash and short-term investment. As of June 30, 2025, and 2026, substantially all the Group’s cash and cash equivalents, restricted cash and short-term investments were held in major financial institutions located in Mainland China, Singapore and Hong Kong, which management considered to be of high credit quality.